Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
Basic earnings/(loss) per share	£ 7,677	£ 3,026	£ (14,412)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	1,861	2,318	27,816
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(362)	(522)	(5,390)
Effect of impairment charges in respect of the Group's head office	0	75	0
Tax on impairment charges in respect of the Group's head office	0	(10)	0
Effect of impairment charges in respect of the Group's operations in Cuba	0	74	0
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba	0	(38)	0
Effect of settlement of historical litigation in relation to the Fox River	0	(132)	0
Tax on settlement of historical litigation in relation to the Fox River	0	22	0
Net effect of excise and VAT cases	0	0	(167)
Tax on excise and VAT cases	0	0	41
Effect of the changes in provision in relation to the Approved Plans in Canada and associated costs	(705)	6,203	0
Tax on the changes in provision in relation to the Approved Plans in Canada and associated costs	182	(1,644)	0
Effect of disposal of subsidiaries	0	0	546
Effect of charges in respect of DOJ and OFAC investigations	0	4	75
Effect of impairment of held-for-sale assets and associated costs	235	0	0
Non-controlling interests on impairment of held-for-sale assets	(115)	0	0
Effect of planned disposal of subsidiaries	0	0	(195)
Effect of Romania and Brazil other taxes	(15)	449	47
Tax on Romania and Brazil other taxes	1	(2)	(16)
Effect of restructuring costs	66	0	(2)
Tax and non-controlling interests on restructuring costs	(26)	0	(3)
Other adjusting items	133	163	96
Tax effect on other adjusting items	(19)	(44)	(22)
Effect of early repurchase of bonds	0	(590)	29
Tax effect of early repurchase of bonds	0	141	(8)
Effect of adjusting net finance costs	170	99	67
Tax effect of adjusting net finance costs	(61)	(26)	(18)
Effect of gains related to the partial divestment of shares held in ITC	(898)	(1,361)	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	35	36	0
Effect of associates' adjusting items net of tax	(341)	(18)	(8)
Deferred tax relating to changes in tax rates	(203)	(267)	(97)
Adjusting items in tax	99	110	24
Redemption of perpetual hybrid bond - difference in spot rates	29	0	0
Adjusted (loss)/earnings (basic)	£ 7,743	£ 8,066	£ 8,403
Basic earnings per share [abstract]
Basic earnings/(loss) per share (in GBP per share)	£ 3.510	£ 1.367	£ (6.466)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	0.852	1.047	12.479
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.166)	(0.236)	(2.418)
Effect of impairment charges in respect of the Group's head office (in GBP per share)	0	0.034	0
Tax on impairment charges in respect of the group's head office (in GBP per share)	0	(0.005)	0
Effect of impairment charges in respect of the Group's operations in Cuba (in GBP per share)	0	0.033	0
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba (in GBP per share)	0	(0.017)	0
Effect of settlement of historical litigation in relation to the Fox River (in GBP per share)	0	(0.060)	0
Tax on settlement of historical litigation in relation to the Fox River (in GBP per share)	0	0.010	0
Effect of Brazil excise & VAT case (in GBP per share)	0	0	(0.075)
Tax on Brazil excise & VAT case (in GBP per share)	0	0	0.018
Effect of the changes in provision in relation to the Approved Plans in Canada and associated cost (in GBP per share)	(0.321)	2.802	0
Tax on the changes in provision in relation to the Approved Plans in Canada associated cost (in GBP per share)	0.083	(0.743)	0
Effect of disposal of subsidiaries (in GBP per share)	0	0	0.245
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0	0.002	0.034
Effect of impairment on held-for-sale assets and associated costs, (in GBP per share)	0.107	0	0
Non-controlling interests on impairment on held-for-sale assets (in GBP per share)	(0.053)	0	0
Effect of planned disposal of subsidiaries (in GBP per share)	0	0	(0.087)
Effect of Romania and Brazil other taxes (in GBP per share)	(0.007)	0.203	0.021
Tax on Romania and Brazil other taxes (in GBP per share)	0	(0.001)	(0.007)
Effect of restructuring (in GBP per share)	0.030	0	(0.001)
Tax and non-controlling interests on restructuring costs (in GBP per share)	(0.012)	0	(0.001)
Other adjusting items (in GBP per share)	0.061	0.074	0.043
Tax effect on other adjusting items (in GBP per share)	(0.009)	(0.020)	(0.010)
Effect of early repurchase of bonds (in GBP per share)	0	(0.266)	0.013
Tax effect of early repurchase of bonds (in GBP per share)	0	0.064	(0.004)
Effect of adjusting net finance costs (in GBP per share)	0.078	0.045	0.030
Tax effect of adjusting net finance costs (in GBP per share)	(0.028)	(0.012)	(0.008)
Effect of gains related to the partial divestment of shares held in ITC (in GBP per share)	(0.410)	(0.615)	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger (in GBP per share)	0.016	0.016	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.156)	(0.008)	(0.004)
Deferred tax relating to changes in tax rates (in GBP per share)	(0.093)	(0.121)	(0.044)
Effect of adjusting items in tax (in GBP per share)	0.045	0.050	0.012
Redemption of perpetual hybrid bond - difference in spot rates (in GBP per share)	0.013	0	0
Adjusted (loss)/earnings per share (basic) (GBP per share)	£ 3.540	£ 3.643	£ 3.770
Adjustments to reconcile profit (loss) to numerator used in calculating diluted earnings per share [Abstract]
Diluted earnings/(loss) per share	£ 7,677	£ 3,026	£ (14,412)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	1,861	2,318	27,816
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(362)	(522)	(5,390)
Effect of impairment charges in respect of the Group's head office	0	75	0
Tax on impairment charges in respect of the Group's head office	0	(10)	0
Effect of impairment charges in respect of the Group's operations in Cuba	0	74	0
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba	0	(38)	0
Effect of settlement of historical litigation in relation to the Fox River	0	(132)	0
Tax on settlement of historical litigation in relation to the Fox River	0	22	0
Net effect of excise and VAT cases	0	0	(167)
Tax on excise and VAT cases	0	0	41
Effect of the changes in provision in relation to the Approved Plans in Canada and associated costs	(705)	6,203	0
Tax on the changes in provision in relation to the Approved Plans in Canada and associated costs	182	(1,644)	0
Effect of disposal of subsidiaries	0	0	546
Effect of charges in respect of DOJ and OFAC investigations	0	4	75
Effect of impairment of held-for-sale assets and associated costs	235	0	0
Non-controlling interests on impairment of held-for-sale assets	(115)	0	0
Effect of planned disposal of subsidiaries	0	0	(195)
Effect of Romania and Brazil other taxes	(15)	449	47
Tax on Romania and Brazil other taxes	1	(2)	(16)
Effect of restructuring costs	66	0	(2)
Tax and non-controlling interests on restructuring costs	(26)	0	(3)
Other adjusting items	133	163	96
Tax effect on other adjusting items	(19)	(44)	(22)
Effect of early repurchase of bonds	0	(590)	29
Tax effect of early repurchase of bonds	0	141	(8)
Effect of adjusting net finance costs	170	99	67
Tax effect of adjusting net finance costs	(61)	(26)	(18)
Effect of gains related to the partial divestment of shares held in ITC	(898)	(1,361)	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger	35	36	0
Effect of associates' adjusting items net of tax	(341)	(18)	(8)
Deferred tax relating to changes in tax rates	(203)	(267)	(97)
Adjusting items in tax	99	110	24
Redemption of perpetual hybrid bond - difference in spot rates	29	0	0
Adjusted (loss)/earnings (diluted)	£ 7,743	£ 8,066	£ 8,403
Diluted earnings per share [abstract]
Diluted earnings/(loss) per share (in GBP per share)	£ 3.491	£ 1.360	£ (6.466)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	0.847	1.042	12.479
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.165)	(0.235)	(2.418)
Effect of impairment charges in respect of the Group's head office (in GBP per share)	0	0.034	0
Tax on impairment charges in respect of fixed assets, including the Group's head office in London (in GBP per share)	0	(0.005)	0
Effect of impairment charges in respect of the Group's operations in Cuba (in GBP per share)	0	0.033	0
Non-controlling interests on impairment charges in respect of the Group's operations in Cuba (in GBP per share)	0	(0.017)	0
Effect of settlement of historical litigation in relation to the Fox River (in GBP per share)	0	(0.059)	0
Tax on settlement of historical litigation in relation to the Fox River (in GPB per share)	0	0.010	0
Effect of Brazil excise & VAT case per share (in GBP per share)	0	0	(0.075)
Tax on Brazil excise & VAT case per share (in GBP per share)	0	0	0.018
Effect of the changes in provision in relation to the Approved Plans in Canada associated cost (in GPB per share)	(0.320)	2.789	0
Tax on the changes in provision in relation to the Approved Plans in Canada associated cost (in GBP per share)	0.083	(0.739)	0
Effect of disposal of subsidiaries (in GBP per share)	0	0	0.245
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0	0.002	0.034
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0.107	0	0
Non-controlling interests on impairment on held-for-sale assets (in GBP per share)	(0.052)	0	0
Effect of planned disposal of subsidiaries (in GBP per share)	0	0	(0.087)
Effect of Romania and Brazil other taxes (in GBP per share)	(0.007)	0.202	0.021
Tax on Romania and Brazil other taxes (in GBP per share)	0	(0.001)	(0.007)
Effect of restructuring and integration costs per share (in GBP per share)	0.030	0	(0.001)
Tax and non-controlling interests on restructuring (in GBP per share)	(0.012)	0	(0.001)
Other adjusting items per share (in GBP per share)	0.060	0.073	0.043
Tax effect on other adjusting items (in GBP per share)	(0.009)	(0.020)	(0.010)
Effect of early repurchase of bonds (in GBP per share)	0	(0.265)	0.013
Tax effect of early repurchase of bonds (in GBP per share)	0	0.063	(0.004)
Effect of adjusting net finance costs (in GBP per share)	0.077	0.044	0.030
Tax effect of adjusting net finance costs (in GBP per share)	(0.028)	(0.012)	(0.008)
Effect of gains related to the partial divestment of shares held in ITC (in GBP per share)	(0.408)	(0.611)	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger (in GBP per share)	0.016	0.016	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.155)	(0.008)	(0.004)
Deferred tax relating to changes in tax rates (in GBP per share)	(0.092)	(0.120)	(0.044)
Effect of adjusting items in tax (in GBP per share)	0.045	0.049	0.012
Redemption of perpetual hybrid bond - difference in spot rates (in GBP per share)	0.013	0	0
Impact of dilution (in GBP pence per share)			(0.014)
Adjusted (loss)/earnings per share (diluted) (GBP per share)	£ 3.521	£ 3.625	£ 3.756